Schedule of Investments ─ IQ Cleaner Transport ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 96.4%

Belgium — 0.2%
Umicore SA	546	$12,556

Brazil — 0.3%
Rumo SA	3,320	15,494

Canada — 0.5%
Boralex, Inc., Class A	610	14,807
Innergex Renewable Energy, Inc.	1,889	12,979
Total Canada		27,786

China — 8.0%
BYD Co., Ltd., Class H	5,391	120,202
Li Auto, Inc., Class A*	3,007	40,774
NIO, Inc.*	3,634	20,423
NXP Semiconductors NV	704	148,241
Xiaomi Corp., Class B*	44,891	70,749
Xinyi Solar Holdings Ltd.	21,246	9,730
XPeng, Inc., A Shares*	3,070	12,705
Zhuzhou CRRC Times Electric Co., Ltd., Class H	4,267	10,469
Total China		433,293

Denmark — 2.2%
AP Moller - Maersk A/S, Class B	22	40,798
Vestas Wind Systems A/S*	2,654	76,064
Total Denmark		116,862

Finland — 0.3%
Wartsila OYJ Abp	1,245	18,528

France — 1.9%
Alstom SA(a)	977	12,470
Forvia SE*	707	12,330
Legrand SA	702	68,812
Valeo SE	908	11,998
Total France		105,610

Germany — 12.3%
Bayerische Motoren Werke AG	833	87,571
E.ON SE	6,028	82,242
Infineon Technologies AG	3,539	129,724
Mercedes-Benz Group AG	2,477	169,106
Nordex SE*(a)	1,209	12,510
Siemens AG	962	174,176
SMA Solar Technology AG*	208	10,786
Total Germany		666,115

Hong Kong — 0.3%
MTR Corp., Ltd.	4,299	13,968

Japan — 15.4%
Central Japan Railway Co.	1,735	43,833
Denso Corp.	4,209	67,407
East Japan Railway Co.	778	44,926
Hitachi Ltd.	2,266	180,986
Honda Motor Co., Ltd.	11,100	127,231
Koito Manufacturing Co., Ltd.	858	13,365
Panasonic Holdings Corp.	5,727	55,184
Shimano, Inc.	191	27,904
Sumitomo Electric Industries Ltd.	1,850	25,008
TDK Corp.	1,011	51,472
Toyota Motor Corp.	8,428	172,971
Yamaha Motor Co., Ltd.	2,310	22,235
Total Japan		832,522

Portugal — 0.7%
EDP - Energias de Portugal SA	8,286	37,281

Singapore — 1.4%
STMicroelectronics NV	1,768	78,577

South Korea — 1.3%
LG Energy Solution Ltd.*	108	30,831
	Shares	Value
Common Stocks (continued)

South Korea (continued)
Samsung SDI Co., Ltd.	142	$39,632
Total South Korea		70,463

Spain — 3.3%
EDP Renovaveis SA(a)	801	13,095
Iberdrola SA	12,965	157,380
Solaria Energia y Medio Ambiente SA*(a)	731	10,874
Total Spain		181,349

Sweden — 0.2%
Thule Group AB	477	12,285

Switzerland — 3.7%
ABB Ltd.	4,101	175,399
Landis+Gyr Group AG*	160	13,252
Stadler Rail AG	351	11,309
Total Switzerland		199,960

Taiwan — 7.7%
Compal Electronics, Inc.	13,764	15,765
Evergreen Marine Corp. Taiwan Ltd.	44,215	212,603
Taiwan High Speed Rail Corp.	13,925	13,146
Taiwan Semiconductor Manufacturing Co., Ltd.	8,689	174,338
Total Taiwan		415,852

United Kingdom — 2.5%
National Grid PLC	9,886	132,817

United States — 34.2%
Advanced Micro Devices, Inc.*	1,298	217,662
Alphabet, Inc., Class A*	1,161	162,656
Apple, Inc.	836	154,158
Aptiv PLC*	766	62,299
Array Technologies, Inc.*	874	11,572
Bloom Energy Corp., Class A*	997	11,286
Edison International	1,043	70,382
Enphase Energy, Inc.*	358	37,279
Exelon Corp.	2,704	94,126
First Solar, Inc.*	273	39,940
Intel Corp.	3,594	154,829
Itron, Inc.*	198	14,284
Jabil, Inc.	334	41,847
Lucid Group, Inc.*(a)	3,105	10,495
NextEra Energy, Inc.	2,758	161,702
Plug Power, Inc.*(a)	3,795	16,888
Rivian Automotive, Inc., Class A*(a)	1,798	27,527
Schneider Electric SE	869	172,648
Shoals Technologies Group, Inc., Class A*	932	12,274
Sims Ltd.	1,458	13,995
SolarEdge Technologies, Inc.*	169	11,238
Tesla, Inc.*	674	126,233
Texas Instruments, Inc.	1,033	165,404
Westinghouse Air Brake Technologies Corp.	483	63,548
Total United States		1,854,272

Total Common Stocks
(Cost $5,437,812)		5,225,590

Preferred Stock — 3.3%

Germany — 3.3%
Volkswagen AG, 7.31%
(Cost $247,137)	1,350	175,737

Short-Term Investments — 0.5%

Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)(c)	25,433	25,433

Schedule of Investments ─ IQ Cleaner Transport ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Short-Term Investments (continued)

Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	819	$819

Total Short-Term Investments
(Cost $26,252)		26,252

Total Investments — 100.2% (Cost $5,711,201)		5,427,579
Other Assets and Liabilities, Net — (0.2)%		(8,761)
Net Assets — 100%		$5,418,818

		% of
Industry	Value	Net Assets
Information Technology	$1,578,906	29.1%
Industrials	1,444,539	26.7
Consumer Discretionary	1,400,992	25.9
Utilities	787,684	14.5
Communication Services	162,656	3.0
Materials	26,550	0.5
Money Market Funds	26,252	0.5
Total Investments	$5,427,579	100.2%
Other Assets and Liabilities, Net	(8,761)	(0.2)
Total Net Assets	$5,418,818	100 .0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $61,347; total market value of collateral held by the Fund was $62,056. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $36,623.
(b)	Reflects the 1-day yield at January 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Cleaner Transport ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,225,590	$—	$—	$5,225,590
Preferred Stock	175,737	—	—	175,737
Short-Term Investments:
Money Market Funds	26,252	—	—	26,252
Total Investments in Securities	$5,427,579	$—	$—	$5,427,579

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.